Loss Per Common Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss Per Common Share	Loss Per Share

Loss per common share is calculated by dividing net loss for the year by the weighted average number of common shares outstanding for the year ended December 31, 2023, of 67,624,036 (2022 - 58,029,745; 2021 - 53,513,225). The effect of any potential exercise of our stock options, share awards, and warrants outstanding during the year has been excluded from the calculation of diluted loss per common share, as it would be anti-dilutive.